Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other Current Assets

14.	OTHER CURRENT ASSETS

Other current assets consists of the following:

(in thousands of $)	2025	2024
Gas derivative instrument (note 8 and 25) (1)	9,478	—
Prepaid expenses	8,684	2,939
Interest receivable from money market deposits and bank accounts (note 25)	3,353	2,053
Oil derivative instrument (note 8 and 25) (1)	3,248	—
Inventories	792	2,077
Receivable from IRS derivatives	269	1,745
MTM asset on IRS derivatives (note 25)	—	422
Other (2)	6,189	38,646
Other current assets	32,013	47,882
(1) As of December 31, 2025, balances related to the FLNG Hilli's LTA have been reclassified from “Other non-current assets” to “Other current assets” to reflect the LTA’s scheduled maturity in July 2026 (note 18).
(2) Included in “Other” as of December 31, 2025 and 2024 are receivables from bp in relation to pre-COD contractual cash flows of $nil and $31.6 million, respectively. Following the COD of FLNG Gimi, these receivables were reclassified from “Other current assets” to “Trade receivables”.
Also included in “Other” at December 31, 2024 was $2.4 million in waived dividends related to the acquisition of the FLNG Hilli non-controlling interest, which was unwound in February 2025.